UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® New Markets Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	12.0	10.9
Brazil	6.8	4.9
Venezuela	6.7	7.1
United States of America	6.0	5.0
Turkey	5.9	5.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	6.9	4.7
Turkish Republic	5.5	5.1
Brazilian Federative Republic	5.4	3.6
Russian Federation	4.4	4.9
Argentine Republic	4.3	0.0
	26.5

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Corporate Bonds	36.7%
Government Obligations	54.1%
Stocks	1.2%
Preferred Securities	0.6%
Investment Companies	5.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

As of December 31, 2015
Corporate Bonds	37.3%
Government Obligations	56.3%
Stocks	0.2%
Preferred Securities	0.6%
Investment Companies	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
		Principal Amount(a)	Value
Argentina - 0.2%
Cablevision SA 6.5% 6/15/21 (b)		$3,865,000	$3,942,300
YPF SA 8.5% 3/23/21 (b)		4,435,000	4,734,363

TOTAL ARGENTINA			8,676,663

Azerbaijan - 2.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		12,755,000	12,472,094
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		46,935,000	50,572,463
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	20,924,663
6.95% 3/18/30 (Reg. S)		17,000,000	17,765,000

TOTAL AZERBAIJAN			101,734,220

Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		14,605,000	15,238,857
6.5% 6/10/19 (b)		8,355,000	8,814,525
Caixa Economica Federal:
2.375% 11/6/17 (b)		6,125,000	6,000,663
4.25% 5/13/19 (b)		13,475,000	13,239,188
7.25% 7/23/24 (b)(c)		3,285,000	2,767,613

TOTAL BRAZIL			46,060,846

Canada - 0.4%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		890,000	743,150
7% 2/15/21 (b)		1,540,000	1,237,775
7.25% 10/15/19 (b)		2,800,000	2,408,000
7.25% 5/15/22 (b)		2,155,000	1,664,738
Pacific Exploration and Production Corp. 12% 12/22/17		5,816,000	5,118,080
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)(d)		19,690,000	3,642,650
5.375% 1/26/19 (b)(d)		1,385,000	256,225
5.625% 1/19/25 (b)(d)		11,809,000	2,184,665

TOTAL CANADA			17,255,283

Cayman Islands - 0.5%
Brazil Minas SPE 5.333% 2/15/28 (b)		11,515,000	10,277,138
Lamar Funding Ltd. 3.958% 5/7/25 (b)		9,270,000	8,650,764
Vale Overseas Ltd. 5.875% 6/10/21		5,520,000	5,526,900

TOTAL CAYMAN ISLANDS			24,454,802

Colombia - 0.2%
Ecopetrol SA 7.375% 9/18/43		10,990,000	10,962,525
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (b)		3,555,000	3,630,544
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,204,000
6.95% 11/10/21 (b)		7,001,000	7,246,035

TOTAL COSTA RICA			13,080,579

Croatia - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		2,325,000	2,442,320
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		21,290,000	21,986,183
JSC Georgian Railway 7.75% 7/11/22 (b)		8,781,000	9,681,053

TOTAL GEORGIA			31,667,236

India - 0.1%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,250,000	2,253,200
Indonesia - 2.3%
PT Pertamina Persero:
4.3% 5/20/23 (b)		7,210,000	7,329,881
4.875% 5/3/22 (b)		8,390,000	8,826,347
5.25% 5/23/21 (b)		11,040,000	11,821,036
5.625% 5/20/43 (b)		11,275,000	10,922,025
6% 5/3/42 (b)		22,945,000	23,197,211
6.45% 5/30/44 (b)		15,885,000	16,816,369
6.5% 5/27/41 (b)		23,635,000	25,055,487

TOTAL INDONESIA			103,968,356

Ireland - 1.8%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,870,272
SCF Capital Ltd. 5.375% 6/16/23 (b)		8,415,000	8,452,868
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		6,600,000	6,715,434
5.45% 11/22/17 (b)		10,790,000	11,124,037
5.942% 11/21/23 (b)		10,315,000	10,779,588
6.025% 7/5/22 (b)		6,140,000	6,486,050
6.8% 11/22/25 (b)		10,000,000	10,977,000
6.902% 7/9/20 (b)		20,540,000	22,264,333

TOTAL IRELAND			83,669,582

Israel - 0.6%
B Communications Ltd. 7.375% 2/15/21 (b)		12,735,000	13,626,450
Israel Electric Corp. Ltd.:
7.25% 1/15/19 (Reg. S)		8,940,000	9,934,575
7.75% 12/15/27 (Reg. S)		3,771,000	4,619,475

TOTAL ISRAEL			28,180,500

Kazakhstan - 2.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	8,664,652
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		11,500,000	10,494,900
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		16,630,000	18,171,601
7% 5/5/20 (b)		22,565,000	24,562,905
9.125% 7/2/18 (b)		26,470,000	29,386,994
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	2,028,640

TOTAL KAZAKHSTAN			93,309,692

Luxembourg - 3.7%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		18,820,000	20,286,605
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		30,315,000	27,767,024
6.75% 1/27/41		24,725,000	19,841,813
8.375% 12/10/18		33,715,000	37,381,506
RSHB Capital SA:
5.1% 7/25/18 (b)		18,365,000	18,928,806
5.298% 12/27/17 (b)		35,305,000	36,298,483
6% 6/3/21 (Reg. S) (c)		4,095,000	4,085,287
8.5% 10/16/23 (b)		3,540,000	3,726,558

TOTAL LUXEMBOURG			168,316,082

Malaysia - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		15,800,000	13,613,391
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		4,061,000	5,620,428
Petronas Capital Ltd. 7.875% 5/22/22 (b)		5,585,000	7,203,326

TOTAL MALAYSIA			26,437,145

Mexico - 9.3%
Comision Federal de Electricid 4.875% 1/15/24 (b)		12,760,000	13,350,150
Grupo Televisa SA de CV 6.125% 1/31/46		4,470,000	4,936,087
Pemex Project Funding Master Trust:
6.625% 6/15/35		57,470,000	59,251,570
8.625% 2/1/22		28,592,000	33,166,720
Petroleos Mexicanos:
3.5% 1/30/23		5,215,000	4,910,444
4.875% 1/24/22		8,960,000	9,160,614
4.875% 1/18/24		6,215,000	6,300,767
5.5% 2/4/19 (b)		10,930,000	11,487,430
5.5% 1/21/21		16,400,000	17,365,960
5.5% 6/27/44		17,985,000	16,250,347
5.625% 1/23/46		18,175,000	16,566,513
6.375% 2/4/21 (b)		23,100,000	25,116,630
6.375% 1/23/45		38,145,000	38,335,725
6.5% 6/2/41		86,630,000	87,712,875
6.625% (b)(e)		25,085,000	24,771,438
6.875% 8/4/26 (b)		48,815,000	54,575,170

TOTAL MEXICO			423,258,440

Netherlands - 3.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	5,100,000	1
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	2,899,804
GTH Finance BV:
6.25% 4/26/20 (b)		3,475,000	3,601,073
7.25% 4/26/23 (b)		4,235,000	4,404,400
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,630,231
6.95% 7/10/42 (b)		15,135,000	15,478,565
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		5,850,000	7,356,375
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	25,648,750
6.85% 6/5/2115		35,165,000	26,725,400
7.25% 3/17/44		16,475,000	13,509,500
8.375% 5/23/21		54,995,000	56,754,840
8.75% 5/23/26		8,550,000	8,592,750

TOTAL NETHERLANDS			169,601,689

South Africa - 0.9%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	15,665,700
6.75% 8/6/23 (b)		8,100,000	8,010,900
7.125% 2/11/25 (b)		7,985,000	7,914,333
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		8,625,000	8,177,708

TOTAL SOUTH AFRICA			39,768,641

Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (b)		7,156,000	7,308,065
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,661,913

TOTAL SRI LANKA			11,969,978

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22(b)		417,500	402,888
9.75% 8/14/19 (b)		16,696,000	18,198,640

TOTAL TRINIDAD & TOBAGO			18,601,528

Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		8,350,000	8,259,987
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,210,597
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		5,145,000	5,158,274

TOTAL TURKEY			18,628,858

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		9,070,000	9,935,097
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		35,180,000	34,194,960
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	3,893,313

TOTAL UNITED KINGDOM			38,088,273

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		4,325,845	4,077,109
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		34,215,000	21,466,491
5.375% 4/12/27		69,040,000	24,074,248
5.5% 4/12/37		79,655,000	27,281,838
6% 5/16/24 (b)		71,870,000	24,884,988
6% 11/15/26 (Reg. S)		76,390,000	26,637,193
8.5% 11/2/17 (b)		25,140,000	17,586,109
8.5% 11/2/17 (Reg. S)		8,363,333	5,850,377
9% 11/17/21 (Reg. S)		18,975,000	8,130,788
9.75% 5/17/35 (b)		19,725,000	7,889,014
9.75% 5/17/35		9,545,000	3,817,523
12.75% 2/17/22 (b)		13,565,000	6,877,455

TOTAL VENEZUELA			174,496,024

TOTAL NONCONVERTIBLE BONDS
(Cost $1,747,017,997)			1,670,894,668

Government Obligations - 54.1%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)		15,015,000	14,867,853
Argentina - 4.3%
Argentine Republic:
6.25% 4/22/19 (b)		26,815,000	27,954,638
6.625% 7/6/28		8,250,000	8,250,000
6.875% 4/22/21 (b)		34,285,000	36,564,953
7% 4/17/17		11,160,000	11,447,990
7.125% 7/6/36		19,250,000	19,250,000
7.5% 4/22/26 (b)		37,265,000	40,283,465
7.625% 4/22/46 (b)		11,855,000	12,803,400
8.28% 12/31/33		34,356,941	38,307,989

TOTAL ARGENTINA			194,862,435

Armenia - 1.1%
Republic of Armenia:
6% 9/30/20 (b)		42,730,000	42,995,781
7.15% 3/26/25 (b)		5,945,000	6,034,175

TOTAL ARMENIA			49,029,956

Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		8,020,000	8,110,626
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		4,960,000	4,017,600
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (b)		11,651,000	11,429,631
7.25% 12/15/21 (b)		11,539,000	11,394,763

TOTAL BARBADOS			22,824,394

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,930,000	5,112,410
Belize - 0.0%
Belize Government 5% 2/20/38 (b)(f)		4,473,800	2,516,513
Brazil - 5.6%
Brazilian Federative Republic:
2.625% 1/5/23		14,500,000	13,216,750
4.25% 1/7/25		28,840,000	28,335,300
4.875% 1/22/21		15,820,000	16,666,370
5% 1/27/45		25,900,000	23,245,250
5.625% 1/7/41		19,255,000	18,677,350
6% 4/7/26		37,790,000	41,002,150
7.125% 1/20/37		16,195,000	18,219,375
8.25% 1/20/34		39,180,000	47,603,700
8.75% 2/4/25		3,880,000	4,937,300
8.875% 4/15/24		4,995,000	6,293,700
10.125% 5/15/27		9,232,000	13,386,400
12.25% 3/6/30		9,165,000	15,122,250
Caixa Economica Federal 4.5% 10/3/18 (b)		8,220,000	8,199,450

TOTAL BRAZIL			254,905,345

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		12,830,000	12,960,866
Colombia - 2.1%
Colombian Republic:
6.125% 1/18/41		17,110,000	19,762,050
7.375% 9/18/37		52,885,000	68,684,394
11.75% 2/25/20		5,306,000	6,990,655

TOTAL COLOMBIA			95,437,099

Congo - 0.4%
Congo Republic 4% 6/30/29 (f)		26,028,024	18,745,383
Costa Rica - 1.5%
Costa Rican Republic:
4.25% 1/26/23 (b)		16,480,000	15,697,200
4.375% 4/30/25 (b)		9,225,000	8,602,313
5.625% 4/30/43 (b)		3,540,000	3,026,700
7% 4/4/44 (b)		15,990,000	15,910,050
7.158% 3/12/45 (b)		25,180,000	25,117,050

TOTAL COSTA RICA			68,353,313

Croatia - 1.9%
Croatia Republic:
5.5% 4/4/23 (b)		7,710,000	8,169,516
6% 1/26/24 (b)		31,150,000	33,962,845
6.375% 3/24/21 (b)		17,025,000	18,573,424
6.625% 7/14/20 (b)		6,700,000	7,309,700
6.75% 11/5/19		15,455,000	16,826,631

TOTAL CROATIA			84,842,116

Dominican Republic - 1.2%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,175,000
5.875% 4/18/24 (b)		7,030,000	7,346,350
6.6% 1/28/24 (b)		3,605,000	3,911,425
6.85% 1/27/45 (b)		10,945,000	11,328,075
6.875% 1/29/26 (b)		4,505,000	4,971,268
7.45% 4/30/44 (b)		7,420,000	8,162,000
7.5% 5/6/21 (b)		8,155,000	9,060,205

TOTAL DOMINICAN REPUBLIC			54,954,323

Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	12,049,225
10.5% 3/24/20 (b)		11,960,000	11,840,400

TOTAL ECUADOR			23,889,625

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,825,000	5,096,875
Arab Republic of Egypt 6.875% 4/30/40 (b)		4,830,000	4,018,463

TOTAL EGYPT			9,115,338

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,990,000	6,256,050
6.375% 1/18/27 (b)		5,685,000	5,144,925
7.375% 12/1/19		5,055,000	5,067,638
7.625% 2/1/41 (b)		6,700,000	6,013,250
7.65% 6/15/35 (Reg. S)		6,025,000	5,362,250
7.75% 1/24/23 (Reg. S)		3,505,000	3,548,813
8.25% 4/10/32 (Reg. S)		2,570,000	2,473,625

TOTAL EL SALVADOR			33,866,551

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		5,270,000	4,907,688
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		14,370,000	12,376,881
6.95% 6/16/25 (b)		7,215,000	6,296,242

TOTAL GABON			18,673,123

Ghana - 1.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		13,465,000	11,696,507
8.125% 1/18/26 (b)		14,445,000	12,405,366
8.5% 10/4/17		945,000	956,860
10.75% 10/14/30 (b)		26,675,000	28,102,113

TOTAL GHANA			53,160,846

Hungary - 0.4%
Hungarian Republic 6.375% 3/29/21		18,087,000	20,589,734
Indonesia - 2.1%
Indonesian Republic:
4.75% 1/8/26 (b)		8,340,000	9,081,184
5.875% 1/15/24 (b)		9,545,000	11,038,487
5.95% 1/8/46 (b)		14,380,000	16,944,414
6.625% 2/17/37		15,425,000	19,005,590
6.75% 1/15/44 (b)		3,012,000	3,827,490
7.75% 1/17/38 (b)		7,480,000	10,150,480
8.5% 10/12/35 (b)		18,765,000	26,777,693

TOTAL INDONESIA			96,825,338

Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		33,630,000	25,602,519
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (b)		4,485,000	4,172,676
5.75% 12/31/32		16,000,000	14,898,560
6.375% 3/3/28 (b)		6,680,000	6,445,913

TOTAL IVORY COAST			25,517,149

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		5,040,000	5,292,000
7.625% 7/9/25		2,310,000	2,575,650
7.875% 7/28/45		3,020,000	3,223,850
8% 6/24/19		5,075,000	5,493,688
8% 3/15/39		4,255,000	4,637,950

TOTAL JAMAICA			21,223,138

Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)		11,770,000	12,417,350
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		8,715,000	10,128,050
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		3,700,000	3,669,290
6.875% 6/24/24 (b)		13,745,000	12,708,902

TOTAL KENYA			16,378,192

Lebanon - 1.7%
Lebanese Republic:
5.45% 11/28/19		9,855,000	9,704,219
6.1% 10/4/22		9,845,000	9,607,736
6.6% 11/27/26		10,440,000	10,074,600
6.65% 2/26/30 (Reg. S)		11,250,000	10,769,175
6.75% 11/29/27 (Reg. S)		7,700,000	7,538,300
7.05% 11/2/35(Reg. S)		3,960,000	3,851,417
8.25% 4/12/21 (Reg.S)		15,895,000	17,029,585
9% 3/20/17		7,145,000	7,339,773

TOTAL LEBANON			75,914,805

Mexico - 2.5%
United Mexican States:
5.75% 3/5/26	MXN	219,970,000	11,954,424
8.3% 8/15/31		6,470,000	10,432,875
10% 12/5/24	MXN	992,390,000	69,601,509
11.5% 5/15/26		13,860,000	22,591,800

TOTAL MEXICO			114,580,608

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		4,145,000	4,020,650
5.125% 12/5/22 (Reg. S)		4,790,000	3,924,955

TOTAL MONGOLIA			7,945,605

Mozambique - 0.1%
Mozambique Republic 10.5% 1/18/23 (b)		5,410,000	3,788,082
Namibia - 0.0%
Republic of Namibia 5.5% 11/3/21 (b)		2,580,000	2,718,804
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,651,563	4,686,449
Oman - 0.4%
Sultanate of Oman 4.75% 6/15/26 (b)		19,205,000	19,006,343
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,305,000	6,621,725
8.25% 4/15/24 (b)		4,785,000	5,032,552

TOTAL PAKISTAN			11,654,277

Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,451,700
9.375% 4/1/29		8,030,000	12,245,750

TOTAL PANAMA			22,697,450

Philippines - 0.6%
Philippine Republic 10.625% 3/16/25		16,230,000	26,714,970
Qatar - 0.4%
State of Qatar:
4.625% 6/2/46 (b)		9,380,000	10,197,711
9.75% 6/15/30 (Reg. S)		3,865,000	6,426,336

TOTAL QATAR			16,624,047

Romania - 0.4%
Romanian Republic:
6.125% 1/22/44 (b)		4,238,000	5,285,634
6.75% 2/7/22 (b)		12,791,000	15,143,265

TOTAL ROMANIA			20,428,899

Russia - 4.4%
Russian Federation:
4.875% 9/16/23 (b)		11,710,000	12,772,565
5.625% 4/4/42 (b)		18,845,000	21,311,434
5.875% 9/16/43 (b)		9,865,000	11,526,266
7.5% 3/15/18	RUB	4,304,545,000	65,686,026
12.75% 6/24/28 (Reg. S)		52,187,000	91,364,407

TOTAL RUSSIA			202,660,698

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		7,865,000	7,610,961
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	3,653,221
8.75% 5/13/21 (b)		5,995,000	6,550,137

TOTAL SENEGAL			10,203,358

Serbia - 0.3%
Republic of Serbia 7.25% 9/28/21 (b)		11,085,000	12,689,332
South Africa - 1.7%
South African Republic:
5.5% 3/9/20		11,310,000	12,214,800
5.875% 9/16/25		12,860,000	14,319,610
8% 12/21/18	ZAR	785,245,000	53,389,244

TOTAL SOUTH AFRICA			79,923,654

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,343,430
5.875% 7/25/22 (b)		4,225,000	4,095,491
6% 1/14/19 (b)		4,680,000	4,766,940
6.25% 10/4/20 (b)		4,395,000	4,483,454
6.25% 7/27/21 (b)		5,125,000	5,154,597
6.85% 11/3/25 (b)		5,585,000	5,440,393

TOTAL SRI LANKA			26,284,305

Tanzania - 0.1%
United Republic of Tanzania 6.8921% 3/9/20 (c)		4,048,894	4,140,399
Turkey - 5.5%
Turkish Republic:
4.875% 4/16/43		9,045,000	8,830,181
5.125% 3/25/22		6,195,000	6,623,917
5.625% 3/30/21		14,025,000	15,287,250
5.75% 3/22/24		16,995,000	18,951,294
6% 1/14/41		9,390,000	10,502,584
6.25% 9/26/22		17,510,000	19,800,483
6.75% 5/30/40		5,245,000	6,394,159
6.875% 3/17/36		23,580,000	28,745,906
7% 3/11/19		8,940,000	9,892,789
7% 6/5/20		39,375,000	44,657,944
7.375% 2/5/25		17,355,000	21,413,814
7.5% 11/7/19		23,960,000	27,364,476
8% 2/14/34		9,560,000	12,871,010
11.875% 1/15/30		9,850,000	17,188,250

TOTAL TURKEY			248,524,057

Ukraine - 2.6%
Ukraine Government:
0% 5/31/40 (b)(c)		53,445,000	17,313,508
7.75% 9/1/19 (b)		28,079,000	27,663,431
7.75% 9/1/20 (b)		13,704,000	13,398,401
7.75% 9/1/21 (b)		12,589,000	12,245,320
7.75% 9/1/22 (b)		8,089,000	7,820,041
7.75% 9/1/23 (b)		8,809,000	8,480,424
7.75% 9/1/24 (b)		8,739,000	8,365,408
7.75% 9/1/25 (b)		8,779,000	8,363,753
7.75% 9/1/26 (b)		8,654,000	8,201,396
7.75% 9/1/27 (b)		8,089,000	7,645,723

TOTAL UKRAINE			119,497,405

Venezuela - 2.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		458,489	458,489
6% 12/9/20		16,655,000	6,766,094
7% 12/1/18 (Reg. S)		9,925,000	4,974,906
7% 3/31/38		10,280,000	4,086,300
7.65% 4/21/25		35,330,000	14,396,975
7.75% 10/13/19 (Reg. S)		16,120,000	7,213,700
8.25% 10/13/24		20,705,000	8,644,338
9% 5/7/23 (Reg. S)		28,115,000	11,984,019
9.25% 9/15/27		28,625,000	13,811,563
9.25% 5/7/28 (Reg. S)		48,775,000	20,973,250
9.375% 1/13/34		23,990,000	10,375,675
11.75% 10/21/26 (Reg. S)		16,835,000	7,996,625
11.95% 8/5/31 (Reg. S)		23,090,000	10,852,300
12.75% 8/23/22		15,980,000	8,069,900

TOTAL VENEZUELA			130,604,134

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		6,305,000	6,487,914
6.75% 1/29/20 (b)		5,117,000	5,671,719

TOTAL VIETNAM			12,159,633

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	3,982,411
8.5% 4/14/24 (b)		5,710,000	4,961,419
8.97% 7/30/27 (b)		8,935,000	7,729,669

TOTAL ZAMBIA			16,673,499

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,415,291,777)			2,461,566,647
		Shares	Value

Common Stocks - 1.1%
Brazil - 0.1%
Vale SA sponsored ADR (h)		948,700	4,800,422
Canada - 0.1%
First Quantum Minerals Ltd.		237,800	1,669,450
Pacific Exploration and Production Corp. warrants (i)		145,400	465,280

TOTAL CANADA			2,134,730

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (i)		83,200	6,616,896
Anta Sports Products Ltd.		999,000	2,013,128
Baidu.com, Inc. sponsored ADR (i)		27,800	4,591,170
NetEase, Inc. sponsored ADR		5,000	966,100

TOTAL CAYMAN ISLANDS			14,187,294

China - 0.1%
BBMG Corp. (H Shares)		1,982,000	597,793
China International Travel Service Corp. Ltd. (A Shares)		133,100	884,840
China Petroleum & Chemical Corp. (H Shares)		1,236,000	893,157
Kweichow Moutai Co. Ltd.		22,245	978,128
PICC Property & Casualty Co. Ltd. (H Shares)		462,000	728,410

TOTAL CHINA			4,082,328

Hong Kong - 0.0%
CNOOC Ltd. sponsored ADR		6,900	860,154
India - 0.2%
Axis Bank Ltd.		126,138	1,002,186
Bharat Heavy Electricals Ltd. (i)		425,376	808,169
Bharti Infratel Ltd.		228,573	1,171,070
Godrej Consumer Products Ltd.		38,941	927,580
Havells India Ltd.		153,478	820,335
Hindustan Unilever Ltd.		68,009	907,023
Power Grid Corp. of India Ltd.		381,119	922,649
Zee Entertainment Enterprises Ltd.		194,420	1,319,510

TOTAL INDIA			7,878,522

Indonesia - 0.0%
PT Matahari Department Store Tbk		946,300	1,442,264
Korea (South) - 0.1%
AMOREPACIFIC Corp.		2,474	932,150
LG Household & Health Care Ltd.		1,007	982,841

TOTAL KOREA (SOUTH)			1,914,991

Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR		372,600	4,568,076
CEMEX S.A.B. de CV sponsored ADR		235,100	1,450,567
Fibra Uno Administracion SA de CV		382,800	813,651
Grupo Financiero Banorte S.A.B. de CV Series O		153,600	861,317

TOTAL MEXICO			7,693,611

Philippines - 0.0%
Metropolitan Bank & Trust Co.		222,960	428,927
Russia - 0.0%
Sberbank of Russia sponsored ADR		111,300	976,152
South Africa - 0.0%
Naspers Ltd. Class N		9,200	1,404,795
Thailand - 0.0%
Airports of Thailand PCL (For. Reg.)		74,100	823,951
Kasikornbank PCL (For. Reg.)		179,900	886,433

TOTAL THAILAND			1,710,384

Turkey - 0.0%
Coca-Cola Icecek Sanayi A/S		71,000	866,859
United Arab Emirates - 0.0%
DP World Ltd.		21,411	355,208
TOTAL COMMON STOCKS
(Cost $52,124,327)			50,736,641

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Ambev SA sponsored ADR		238,000	1,406,580
Banco Bradesco SA (PN) sponsored ADR		181,700	1,419,077
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR		102,500	918,400
Itau Unibanco Holding SA sponsored ADR		160,300	1,513,232
TOTAL NONCONVERTIBLE PREFFERED STOCKS
(Cost $4,983,073)			5,257,289

Investment Companies - 5.9%
United States of America - 5.9%
iShares China Large-Cap ETF (h)		1,378,300	47,165,426
iShares MSCI Brazil Index ETF		3,131,100	94,340,043
iShares MSCI Emerging Markets Index ETF (h)		3,359,600	115,435,831
iShares MSCI Mexico Index ETF		234,900	11,829,564
TOTAL INVESTMENT COMPANIES
(Cost $257,063,391)			268,770,864
		Principal Amount(a)	Value

Preferred Securities - 0.6%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		525,000	405,885
Cayman Islands - 0.1%
Banco Do Brasil SA 9% (b)(c)(e)		8,186,000	6,370,318
China - 0.1%
Sinochem Group 5% (b)(c)(e)		4,460,000	4,641,309
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		9,060,000	8,167,418
India - 0.2%
State Bank of India 6.439% (c)(e)		7,451,000	7,587,289
TOTAL PREFERRED SECURITIES
(Cost $26,718,186)			27,172,219
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.43% (j)		72,721,704	72,721,704
Fidelity Securities Lending Cash Central Fund, 0.46% (j)(k)		70,737,005	70,737,005
TOTAL MONEY MARKET FUNDS
(Cost $143,458,709)			143,458,709
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $4,646,657,460)			4,627,857,037
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(78,717,536)
NET ASSETS - 100%			$4,549,139,501

Currency Abbreviations

EUR – European Monetary Unit

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,886,960,624 or 41.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Security or a portion of the security is on loan at period end.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$217,300
Fidelity Securities Lending Cash Central Fund	86,835
Total	$304,135

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,064,537	$--	$7,064,537	$--
Consumer Staples	7,001,161	2,273,439	4,727,722	--
Energy	2,218,591	860,154	893,157	465,280
Financials	8,629,385	4,607,277	4,022,108	--
Industrials	2,807,663	355,208	2,452,455	--
Information Technology	12,174,166	12,174,166	--	--
Materials	8,518,232	7,920,439	597,793	--
Telecommunication Services	5,739,146	4,568,076	1,171,070	--
Utilities	1,841,049	918,400	922,649	--
Corporate Bonds	1,670,894,668	--	1,662,876,783	8,017,885
Government Obligations	2,461,566,647	--	2,461,108,158	458,489
Investment Companies	268,770,864	268,770,864	--	--
Preferred Securities	27,172,219	--	27,172,219	--
Money Market Funds	143,458,709	143,458,709	--	--
Total Investments in Securities:	$4,627,857,037	$445,906,732	$4,173,008,651	$8,941,654

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	3.5%
BBB	28.7%
BB	25.1%
B	19.5%
CCC,CC,C	10.6%
D	0.2%
Not Rated	3.8%
Equities	7.1%
Short-Term Investments and Net Other Assets	1.5%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,118,771) — See accompanying schedule: Unaffiliated issuers (cost $4,503,198,751)	$4,484,398,328
Fidelity Central Funds (cost $143,458,709)	143,458,709
Total Investments (cost $4,646,657,460)		$4,627,857,037
Cash		1,143,465
Receivable for investments sold		27,989,934
Receivable for fund shares sold		5,585,252
Dividends receivable		87,633
Interest receivable		72,576,279
Distributions receivable from Fidelity Central Funds		60,270
Other receivables		26,296
Total assets		4,735,326,166
Liabilities
Payable for investments purchased	$106,209,148
Payable for fund shares redeemed	3,443,584
Distributions payable	2,650,309
Accrued management fee	2,428,491
Other affiliated payables	590,007
Other payables and accrued expenses	128,121
Collateral on securities loaned, at value	70,737,005
Total liabilities		186,186,665
Net Assets		$4,549,139,501
Net Assets consist of:
Paid in capital		$4,542,125,482
Undistributed net investment income		57,591,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,866,234)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,711,291)
Net Assets, for 287,851,104 shares outstanding		$4,549,139,501
Net Asset Value, offering price and redemption price per share ($4,549,139,501 ÷ 287,851,104 shares)		$15.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$4,804,189
Interest		147,690,694
Income from Fidelity Central Funds		304,135
Income before foreign taxes withheld		152,799,018
Less foreign taxes withheld		(64,282)
Total income		152,734,736
Expenses
Management fee	$13,528,550
Transfer agent fees	2,853,587
Accounting and security lending fees	602,466
Custodian fees and expenses	58,991
Independent trustees' fees and expenses	8,930
Registration fees	64,417
Audit	58,112
Legal	6,121
Miscellaneous	17,520
Total expenses before reductions	17,198,694
Expense reductions	(68,830)	17,129,864
Net investment income (loss)		135,604,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,810,040
Foreign currency transactions	(260,147)
Total net realized gain (loss)		3,549,893
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $39,263)	335,653,730
Assets and liabilities in foreign currencies	181,074
Total change in net unrealized appreciation (depreciation)		335,834,804
Net gain (loss)		339,384,697
Net increase (decrease) in net assets resulting from operations		$474,989,569

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,604,872	$256,572,996
Net realized gain (loss)	3,549,893	(17,472,534)
Change in net unrealized appreciation (depreciation)	335,834,804	(227,220,861)
Net increase (decrease) in net assets resulting from operations	474,989,569	11,879,601
Distributions to shareholders from net investment income	(119,112,486)	(225,450,134)
Share transactions
Proceeds from sales of shares	481,105,565	701,768,846
Reinvestment of distributions	104,148,875	195,496,986
Cost of shares redeemed	(382,506,340)	(1,218,940,134)
Net increase (decrease) in net assets resulting from share transactions	202,748,100	(321,674,302)
Redemption fees	117,568	264,133
Total increase (decrease) in net assets	558,742,751	(534,980,702)
Net Assets
Beginning of period	3,990,396,750	4,525,377,452
End of period	$4,549,139,501	$3,990,396,750
Other Information
Undistributed net investment income end of period	$57,591,544	$41,099,158
Shares
Sold	32,040,766	46,304,024
Issued in reinvestment of distributions	6,942,205	12,966,257
Redeemed	(26,003,981)	(80,973,360)
Net increase (decrease)	12,978,990	(21,703,079)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Markets Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$15.26	$15.59	$17.80	$15.83	$15.65
Income from Investment Operations
Net investment income (loss)A	.491	.896	.859	.828	.857	.929
Net realized and unrealized gain (loss)	1.221	(.850)	(.173)	(1.952)	2.235	.276
Total from investment operations	1.712	.046	.686	(1.124)	3.092	1.205
Distributions from net investment income	(.432)	(.787)	(.767)	(.754)	(.778)	(.909)
Distributions from net realized gain	–	–	(.251)	(.336)	(.346)	(.119)
Total distributions	(.432)	(.787)	(1.018)	(1.090)	(1.124)	(1.028)
Redemption fees added to paid in capitalA	–B	.001	.002	.004	.002	.003
Net asset value, end of period	$15.80	$14.52	$15.26	$15.59	$17.80	$15.83
Total ReturnC,D	11.99%	.24%	4.32%	(6.41)%	20.02%	7.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.84%	.84%	.84%	.85%	.86%
Expenses net of fee waivers, if any	.84%G	.84%	.84%	.84%	.85%	.86%
Expenses net of all reductions	.84%G	.84%	.84%	.84%	.84%	.86%
Net investment income (loss)	6.66%G	5.93%	5.31%	4.96%	5.03%	5.89%
Supplemental Data
Net assets, end of period (000 omitted)	$4,549,140	$3,990,397	$4,525,377	$4,518,454	$7,327,583	$4,268,442
Portfolio turnover rateH	77%G	110%	146%	131%	88%	132%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$237,533,612
Gross unrealized depreciation	(212,573,510)
Net unrealized appreciation (depreciation) on securities	$24,960,102
Tax cost	$4,602,896,935

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(31,514,562)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,682,189,594 and $1,184,934,284, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $459 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,566 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $86,835. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $59,131 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,438.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,261.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.84%	$1,000.00	$1,119.90	$4.43
Hypothetical-C		$1,000.00	$1,020.69	$4.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NMI-SANN-0816
1.705564.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016